OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                        Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2008 through November 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Equity
Opportunity Fund

--------------------------------------------------------------------------------
Annual Report | November 30, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PEOFX
Class B   PEOBX
Class C   PEOCX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               13
Schedule of Investments                                                       15
Financial Statements                                                          23
Notes to Financial Statements                                                 30
Report of Independent Registered Public Accounting Firm                       37
Approval of Investment Advisory Agreement                                     38
Trustees, Officers and Service Providers                                      42


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     3

Portfolio Management Discussion | 11/30/2009

Pioneer Equity Opportunity Fund's 12-month results kept pace with the Fund's benchmark despite investor focus on stocks of lower quality than the Fund holds. In the following pages, portfolio manager Timothy Horan reviews the period and describes the impact of his investment choices over this volatile period.

Q Please describe the investment background over the 12 months ended November 30, 2009.

A Fears of another Great Depression began to subside in the first quarter of 2009 amid unprecedented government intervention in the economy and the Federal Reserve Board's (the Fed's) extremely accommodative policies. In March 2009, after investor sentiment and equity valuations reached low points, equity markets began a steep upward move that continued through the summer and fall. The energetic rebound pushed markets well ahead of the nation's fragile economic recovery, reflecting investor expectations of better times and growing corporate profits.

Q  How did the Fund perform over the 12 months ended November 30, 2009?

A Pioneer Equity Opportunity Fund's Class A shares had a total return of 32.01% at net asset value over the 12 months ended November 30, 2009, while the Fund's benchmark, the Russell 2500 Index (the Russell Index), had a similar return of 32.16%. During the same 12-month period, the average return of the 799 Funds in Lipper's Multi-Cap Core category was 31.86%.

Q Against the prevailing economic background over the 12-month period ended November 30, 2009, which of your investment strategies had the most impact on the Fund's performance?

A Beginning in late 2008, we began to build a sizeable overweight position in the Fund's portfolio, relative to the Russell Index, in well-financed technology companies that we believed were attractively valued, while also avoiding financial services and consumer discretionary companies that seemed vulnerable to further economic stress. We also added to the Fund's holdings in consumer staples and utilities, and held more cash in the portfolio than usual. The strategy gave the Fund a large performance advantage over the Russell Index during the first few months of the period. However, the market rebound beginning in March 2009 largely was driven by lower-quality firms with high amounts of leverage -- firms that fell well short of our investment criteria for the Fund. As a result, the Fund lost ground to the Russell Index in subsequent months, but the Fund's relative performance recovered eventually, and by November 30, 2009, the Fund's results had almost completely caught up to the benchmark's performance.


4    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

   We cut back on the Fund's consumer staples holdings, a sector that had added to Fund performance early in the period but fell back sharply later. We also reduced exposure to materials companies in order to pursue other opportunities. The Fund's stake in health care swung from overweight to underweight compared to the Russell Index, and ended the period about equal weight. In health care, the Fund's emphasis is on health care services and devices. In energy, although the Fund's holdings produced negative results for the 12-month period, the portfolio was overweight the sector as of November 30, 2009, in an attempt to capitalize on low prices. The Fund is still considerably underweight in financials, including banks, insurance and specialty financial services, but the Fund is overweight to industrials despite recent lackluster results, based on our conviction that a recovery could bring incremental improvements in profit margins, which would amplify earnings.

Q Which holdings contributed to the Fund's performance results during the 12 months ended November 30, 2009?

A Pent-up demand for technology purchases made tech holdings some of the period's best performers. We took advantage of low prices to add Apple Computer to the Fund's portfolio, and later booked substantial profits. Teradata, which provides enterprise data warehousing, rose on merger speculation and surprisingly impressive profits. Riverbed Technologies, which offers solutions for wide-area network problems, and F5, specialists in the delivery of network-based applications, also contributed to the Fund's results during the period. We have been reducing the Fund's exposure to technology by selling positions that were within range of our price targets, reducing a large overweight position in the sector.

   In materials, packaging manufacturer Crown Holdings benefited from tight capacity in the beverage-can business, as well as firm pricing, good contracts and a positive outlook for its Asian plants.

   Portfolio additions in health care included Inverness Medical, makers of diagnostic tests for several serious illnesses, which we purchased at a low point following news of an ill-received acquisition; the shares have recovered substantially since. Inverness also provides wellness programs and resources aimed at helping companies and individuals manage health care needs better and at lower costs. AMAG Pharmaceuticals also rose, thanks to its breakthrough iron drug for dialysis patients.

Q Which holdings or sectors hurt the Fund's overall performance over the 12 months ended November 30, 2009?

A The Fund took losses in Cubist Pharmaceuticals when a competitor filed for a generic version of Cubicin, the firm's flagship product. We also sold Insulet from the Fund, as the firm's management has not been able to expand the market for its highly effective insulin delivery system. Also in health



                Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     5
   care, the Fund took a loss in Cardiome Pharmacy, after protracted waits for FDA approval of its emergency heart attack treatment.

   Defense contractor Raytheon, which had contributed to the Fund's results earlier in the period but declined when investors left defense firms in pursuit of greater returns among smaller, more speculative issues, was another unsuccessful play. We eliminated copper and gold miner Freeport McMoRan, which disappointed early in the period, to seek better opportunities within the materials sector, and eliminated Chinese jewelry maker and retailer Fuqi International, following a company report that disclosed irregularities. In addition, the Fund took a loss on its holding of an exchange-traded fund (ETF) comprised of mid-sized regional banks whose loan portfolios suffered during the downturn. Lastly, the Fund's holdings in energy, as a group, also hurt performance.

Q  What is your outlook for the months ahead?

A We expect a positive but volatile first half of 2010. Later in the year, possible Fed moves to boost interest rates could weigh on stocks. Equity markets have been ignoring such negatives as the enormous U.S. budget deficit and the potential mirror-image risks of inflation and deflation. Instead, investors appear to be anticipating that an increase in top-line revenues will enhance prospects for businesses that thus far have sustained earnings by cutting costs; even a slight boost in top-line growth could provide a powerful boost to profits. A modest increase in consumer spending, a key economic driver, would also encourage investors further. Volatile markets have tended to favor stock pickers rather than those who follow sector trends. We continue to look for opportunities among companies with the skill and financial resources to sustain their initiatives in a competitive environment. Many poorer-quality stocks have reached valuation parity with better-financed issues, but we believe that differences will develop as investors move toward stronger companies.


Please refer to the Schedule of Investments on pages 15-22 for a full listing of Fund securities.

Small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.


6    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     7

Portfolio Summary | 11/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                      92.3%
Temporary Cash Investments               5.8%
International Common Stocks              1.5%
Exchange Traded Fund                     0.4%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                              17.4%
Industrials                             17.0%
Consumer Discretionary                  13.9%
Information Technology                  12.7%
Health Care                             12.1%
Consumer Staples                         7.9%
Energy                                   6.3%
Materials                                5.8%
Utilities                                5.7%
Telecommunication Services               1.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*


    1.    Thermo Fisher Scientific, Inc.              2.57%
--------------------------------------------------------------------------------
    2.    Inverness Medical Innovations, Inc.         2.54
--------------------------------------------------------------------------------
    3.    Lazard, Ltd.                                2.54
--------------------------------------------------------------------------------
    4.    Apache Corp.                                2.04
--------------------------------------------------------------------------------
    5.    Honeywell International, Inc.               2.04
--------------------------------------------------------------------------------
    6.    Southwestern Energy Co.                     2.02
--------------------------------------------------------------------------------
    7.    KBR, Inc.                                   2.01
--------------------------------------------------------------------------------
    8.    Kennametal, Inc.                            1.92
--------------------------------------------------------------------------------
    9.    Wyndham Worldwide Corp.                     1.92
--------------------------------------------------------------------------------
   10.    Alberto-Culver Co. (Class B)                1.86
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.



8    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

Prices and Distributions | 11/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class              11/30/09           11/30/08
--------------------------------------------------------------------------------
       A                  $ 8.95            $ 6.78
--------------------------------------------------------------------------------
       B                  $ 8.63            $ 6.59
--------------------------------------------------------------------------------
       C                  $ 8.64            $ 6.60
--------------------------------------------------------------------------------

Distributions per Share: 11/30/08-11/30/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net
                Investment        Short-Term        Long-Term
      Class       Income       Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A           $ --            $ --              $ --
--------------------------------------------------------------------------------
       B           $ --            $ --              $ --
--------------------------------------------------------------------------------
       C           $ --            $ --              $ --
--------------------------------------------------------------------------------



                Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     9

Performance Update | 11/30/09                          Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index.


 Average Annual Total Returns
 (As of November 30, 2009)
--------------------------------------------------------------------------------
                                           Net Asset      Public Offering
 Period                                   Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
 (12/1/04)                                     0.74%          -0.44%
 1 Year                                       32.01           24.48
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                               1.70%           1.26%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Equity          Russell
                Opportunity Fund        2500 Index
12/04                9425                 10000
11/05               10064                 10786
11/06               12104                 12504
11/07               13402                 12811
11/08                7225                  7633
11/09                9538                 10088


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2012, for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

Performance Update | 11/30/09                          Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.


 Average Annual Total Returns
 (As of November 30, 2009)
--------------------------------------------------------------------------------
                                          If             If
 Period                                   Held           Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/1/04)                                  -0.11%          -0.28%
 1 Year                                     30.96           26.96
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                             2.55%           2.16%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Equity          Russell
                Opportunity Fund        2500 Index
12/04                10000                10000
11/05                10615                10786
11/06                12648                12504
11/07                13884                12811
11/08                 7411                 7633
11/09                 9621                10088

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2010, for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     11

Performance Update | 11/30/09                          Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.


 Average Annual Total Returns
 (As of November 30, 2009)
--------------------------------------------------------------------------------
                                          If             If
 Period                                   Held           Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (12/1/04)                                 -0.08%          -0.08%
 1 Year                                    30.91           30.91
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                             2.46%           2.16%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Equity          Russell
                Opportunity Fund        2500 Index
12/04               10000                 10000
11/05               10605                 10786
11/06               12658                 12504
11/07               13894                 12811
11/08                7421                  7633
11/09                9715                 10088

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2010, for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on actual returns from June 1, 2009 through November 30, 2009.


--------------------------------------------------------------------------------
 Share Class                             A                B                C
--------------------------------------------------------------------------------
 Beginning Account Value            $ 1,000.00       $ 1,000.00       $ 1,000.00
 on 6/1/09
--------------------------------------------------------------------------------
 Ending Account Value               $ 1,143.04       $ 1,138.58       $ 1,138.35
 (after expenses)
 on 11/30/09
--------------------------------------------------------------------------------
 Expenses Paid During Period*       $     6.72       $    11.53       $    11.53
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2009 through November 30, 2009.


--------------------------------------------------------------------------------
 Share Class                             A                B                C
--------------------------------------------------------------------------------
 Beginning Account Value            $ 1,000.00       $ 1,000.00       $ 1,000.00
 on 6/1/09
--------------------------------------------------------------------------------
 Ending Account Value               $ 1,018.80       $ 1,014.29       $ 1,014.29
 (after expenses)
 on 11/30/09
--------------------------------------------------------------------------------
 Expenses Paid During Period*       $     6.33       $    10.86       $    10.86
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


14    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

Schedule of Investments | 11/30/09


--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
            COMMON STOCKS -- 97.2%
            ENERGY -- 6.1%
            Coal & Consumable Fuels -- 1.0%
  4,700     Consol Energy, Inc.                                      $   215,824
--------------------------------------------------------------------------------
            Oil & Gas Exploration & Production -- 5.1%
  4,780     Apache Corp.                                             $   455,438
 16,800     EXCO Resources, Inc.                                         284,256
 10,220     Southwestern Energy Co.*                                     449,271
                                                                     -----------
                                                                     $ 1,188,965
                                                                     -----------
            Total Energy                                             $ 1,404,789
--------------------------------------------------------------------------------
            MATERIALS -- 5.2%
            Diversified Chemical -- 1.2%
  4,800     FMC Corp.                                                $   268,752
--------------------------------------------------------------------------------
            Fertilizers & Agricultural Chemicals -- 0.6%
  1,700     Monsanto Co.                                             $   137,275
--------------------------------------------------------------------------------
            Industrial Gases -- 1.1%
  5,300     Airgas, Inc.                                             $   245,125
--------------------------------------------------------------------------------
            Metal & Glass Containers -- 1.0%
  8,880     Crown Holdings, Inc.*                                    $   223,510
--------------------------------------------------------------------------------
            Paper Packaging -- 1.3%
 17,000     Temple-Inland, Inc.                                      $   305,830
                                                                     -----------
            Total Materials                                          $ 1,180,492
--------------------------------------------------------------------------------
            CAPITAL GOODS -- 15.9%
            Aerospace & Defense -- 4.5%
  5,600     Aerovironment, Inc.*                                     $   160,944
 11,800     Honeywell International, Inc.                                453,946
  3,300     ITT Corp.                                                    170,676
  2,300     Precision Castparts Corp.                                    238,464
                                                                     -----------
                                                                     $ 1,024,030
--------------------------------------------------------------------------------
            Construction & Engineering -- 2.5%
  4,700     Aecom Technology Corp.*                                  $   119,380
 24,070     KBR, Inc.                                                    448,424
                                                                     -----------
                                                                     $   567,804
--------------------------------------------------------------------------------
            Electrical Component & Equipment -- 2.2%
  7,385     AMETEK, Inc.                                             $   269,996
  7,650     General Cable Corp.*                                         224,604
                                                                     -----------
                                                                     $   494,600
--------------------------------------------------------------------------------
            Industrial Machinery -- 5.3%
  3,000     Danaher Corp.                                            $   212,760
 19,041     Kennametal, Inc.                                             428,423
  7,500     Snap-On, Inc.                                                271,125
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     15

--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
            Industrial Machinery -- (continued)
  5,450     SPX Corp.                                               $   290,431
                                                                    -----------
                                                                    $ 1,202,739
--------------------------------------------------------------------------------
            Trading Companies & Distributors -- 1.4%
  3,400     W.W. Grainger, Inc.                                     $   332,180
                                                                    -----------
            Total Capital Goods                                     $ 3,621,353
--------------------------------------------------------------------------------
            COMMERCIAL SERVICES & SUPPLIES -- 0.7%
            Office Services & Supplies -- 0.7%
  4,270     Avery Dennison Corp.                                    $   160,381
                                                                    -----------
            Total Commercial Services & Supplies                    $   160,381
--------------------------------------------------------------------------------
            AUTOMOBILES & COMPONENTS -- 2.6%
            Auto Parts & Equipment -- 0.8%
  5,700     BorgWarner, Inc.                                        $   172,197
--------------------------------------------------------------------------------
            Automobile Manufacturers -- 0.5%
 13,800     Ford Motor Corp.*                                       $   122,682
--------------------------------------------------------------------------------
            Motorcycle Manufacturers -- 0.3%
  2,000     Harley-Davidson, Inc.*                                  $    58,280
--------------------------------------------------------------------------------
            Tires & Rubber -- 1.0%
 13,000     Cooper Tire & Rubber, Inc.                              $   232,960
                                                                    -----------
            Total Automobiles & Components                          $   586,119
--------------------------------------------------------------------------------
            CONSUMER DURABLES & APPAREL -- 2.2%
            Apparel, Accessories & Luxury Goods -- 1.7%
  9,700     Hanesbrands, Inc.*                                      $   232,897
  7,900     True Religion Apparel, Inc.*(b)                             145,676
                                                                    -----------
                                                                    $   378,573
--------------------------------------------------------------------------------
            Homebuilding -- 0.5%
 13,700     Pulte Homes, Inc.*                                      $   125,218
                                                                    -----------
            Total Consumer Durables & Apparel                       $   503,791
--------------------------------------------------------------------------------
            CONSUMER SERVICES -- 3.7%
            Hotels, Resorts & Cruise Lines -- 1.9%
 23,000     Wyndham Worldwide Corp                                  $   427,110
--------------------------------------------------------------------------------
            Restaurants -- 1.8%
 16,200     Jack In The Box, Inc.*                                  $   302,454
  7,900     Nathan's Famous, Inc.*                                      111,943
                                                                    -----------
                                                                    $   414,397
                                                                    -----------
            Total Consumer Services                                 $   841,507
--------------------------------------------------------------------------------
            MEDIA -- 1.9%
            Advertising -- 1.1%
 38,600     The Interpublic Group of Companies, Inc.*               $   244,338
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
            Movies & Entertainment -- 0.8%
  6,100     Time Warner, Inc.                                       $   187,392
                                                                    -----------
            Total Media                                             $   431,730
--------------------------------------------------------------------------------
            RETAILING -- 3.2%
            Apparel Retail -- 0.8%
 11,190     The Limited Brands, Inc.                                $   185,642
--------------------------------------------------------------------------------
            Computer & Electronics Retail -- 1.0%
  9,200     Gamestop Corp.*                                         $   224,572
--------------------------------------------------------------------------------
            Specialty Stores -- 1.4%
 17,100     Hibbett Sporting Goods, Inc.*(b)                        $   323,361
                                                                    -----------
            Total Retailing                                         $   733,575
--------------------------------------------------------------------------------
            FOOD, BEVERAGE & TOBACCO -- 4.6%
            Brewers -- 1.6%
  7,200     Anheuser-Busch InBev NV                                 $   358,813
--------------------------------------------------------------------------------
            Distillers & Vintners -- 1.7%
 23,100     Constellation Brands, Inc.*                             $   395,241
--------------------------------------------------------------------------------
            Packaged Foods & Meats -- 1.3%
  8,000     McCormick & Co, Inc.*                                   $   285,440
                                                                    -----------
            Total Food, Beverage & Tobacco                          $ 1,039,494
--------------------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 3.2%
            Personal Products -- 3.2%
 14,700     Alberto-Culver Co. (Class B)                            $   413,805
  6,600     Estee Lauder Co.                                            309,078
                                                                    -----------
                                                                    $   722,883
                                                                    -----------
            Total Household & Personal Products                     $   722,883
--------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 8.5%
            Health Care Equipment -- 2.2%
 19,600     Abiomed, Inc.*                                          $   165,816
  7,100     Covidien, Ltd.                                              332,422
                                                                    -----------
                                                                    $   498,238
--------------------------------------------------------------------------------
            Health Care Services -- 2.6%
  4,300     DaVita, Inc.*                                           $   254,732
 14,800     Omnicare, Inc.                                              343,064
                                                                    -----------
                                                                    $   597,796
--------------------------------------------------------------------------------
            Health Care Supplies -- 2.5%
 13,470     Inverness Medical Innovations, Inc.*(b)                 $   566,414
--------------------------------------------------------------------------------
            Managed Health Care -- 1.2%
  9,700     Aetna, Inc.                                             $   282,367
                                                                    -----------
            Total Health Care Equipment & Services                  $ 1,944,815
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     17

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 3.2%
            Life Sciences Tools & Services -- 2.5%
 12,110     Thermo Fisher Scientific, Inc.*                          $   571,955
--------------------------------------------------------------------------------
            Pharmaceuticals -- 0.7%
  2,900     Allergan, Inc.                                           $   168,577
                                                                     -----------
            Total Pharmaceuticals & Biotechnology                    $   740,532
--------------------------------------------------------------------------------
            BANKS -- 5.3%
            Regional Banks -- 4.6%
  4,900     City National Corp. (b)                                  $   193,354
 15,000     Columbia Banking System, Inc.*(b)                            220,050
 11,299     First Horizon National Corp.*(b)                             153,101
 24,000     National Penn Bancshares, Inc. (b)                           132,480
  7,800     Signature Bank, Inc.*                                        241,644
  8,500     Texas Capital Bancshares, Inc.*                              123,420
                                                                     -----------
                                                                     $ 1,064,049
--------------------------------------------------------------------------------
            Thrifts & Mortgage Finance -- 0.7%
 11,800     Hudson City Bancorp, Inc.                                $   156,822
                                                                     -----------
            Total Banks                                              $ 1,220,871
--------------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 3.1%
            Investment Banking & Brokerage -- 2.5%
 14,600     Lazard, Ltd.                                             $   565,896
--------------------------------------------------------------------------------
            Specialized Finance -- 0.6%
    400     CME Group, Inc.                                          $   131,292
                                                                     -----------
            Total Diversified Financials                             $   697,188
--------------------------------------------------------------------------------
            INSURANCE -- 6.6%
            Insurance Brokers -- 1.7%
  5,800     Aon Corp.                                                $   224,634
  7,300     Marsh & McLennan Co., Inc.                                   164,615
                                                                     -----------
                                                                     $   389,249
--------------------------------------------------------------------------------
            Life & Health Insurance -- 1.0%
 12,000     UNUM Group, Inc.                                         $   228,480
--------------------------------------------------------------------------------
            Property & Casualty Insurance -- 1.5%
 14,800     Assured Guaranty, Ltd.                                   $   335,664
--------------------------------------------------------------------------------
            Reinsurance -- 2.4%
  4,900     Partnerre, Ltd.*                                         $   377,496
  3,200     Renaissancere Holdings, Ltd.                                 170,496
                                                                     -----------
                                                                     $   547,992
                                                                     -----------
            Total Insurance                                          $ 1,501,385
--------------------------------------------------------------------------------
            REAL ESTATE -- 2.0%
            Office Real Estate Investment Trust -- 1.0               %
 17,300     BioMed Property Trust, Inc.                              $   236,837
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
            Retail Real Estate Investment Trust -- 1.0%
 37,000     Cedar Shopping Centers, Inc.                             $   223,480
                                                                     -----------
            Total Real Estate                                        $   460,317
--------------------------------------------------------------------------------
            SOFTWARE & SERVICES -- 5.1%
            Application Software -- 2.2%
  5,500     Ansys, Inc.*                                             $   214,170
 18,300     Nuance Communications, Inc.*                                 277,977
                                                                     -----------
                                                                     $   492,147
--------------------------------------------------------------------------------
            Data Processing & Outsourced Services -- 1.1%
  6,400     Hewitt Associates, Inc.*                                 $   257,152
--------------------------------------------------------------------------------
            Home Entertainment Software -- 1.1%
 22,400     Take-Two Interactive Software, Inc.*                     $   252,000
--------------------------------------------------------------------------------
            Systems Software -- 0.7%
  5,700     Rovi Corp.*                                              $   169,917
                                                                     -----------
            Total Software & Services                                $ 1,171,216
--------------------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 3.9%
            Communications Equipment -- 1.5%
 16,500     Riverbed Technology, Inc.*                               $   335,940
--------------------------------------------------------------------------------
            Computer Storage & Peripherals -- 1.1%
  4,000     NETAPP, Inc.*                                            $   123,280
 12,900     Netezza Corp.*                                               130,806
                                                                     -----------
                                                                     $   254,086
--------------------------------------------------------------------------------
            Electronic Equipment & Instruments -- 1.3%
 10,100     Flir Systems, Inc.*                                      $   289,870
                                                                     -----------
            Total Technology Hardware & Equipment                    $   879,896
--------------------------------------------------------------------------------
            SEMICONDUCTORS -- 3.4%
  4,000     Analog Devices, Inc.                                     $   119,960
 57,200     Atmel Corp.*                                                 227,084
 35,000     Micron Technology, Inc.*(b)                                  263,200
 22,000     ON Semiconductor Corp.*                                      170,720
                                                                     -----------
                                                                     $   780,964
                                                                     -----------
            Total Semiconductors                                     $   780,964
--------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES -- 1.2%
            Integrated Telecommunication Services -- 1.2%
 27,000     Windstream Corp.                                         $   267,840
                                                                     -----------
            Total Telecommunication Services                         $   267,840
--------------------------------------------------------------------------------
            UTILITIES -- 5.6%
            Electric Utilities -- 1.0%
  5,300     FirstEnergy Corp.                                        $   228,323
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     19

--------------------------------------------------------------------------------
 Shares                                                          Value
--------------------------------------------------------------------------------
                  Gas Utilities -- 1.7%
       4,300      EQT Corp.                                    $   176,945
       5,100      Questar Corp.                                    202,317
                                                               -----------
                                                               $   379,262
--------------------------------------------------------------------------------
                  Independent Power Producer & Energy Traders -- 0.9%
       9,100      NRG Energy, Inc.*                            $   217,854
--------------------------------------------------------------------------------
                  Multi-Utilities -- 2.0%
       7,200      Public Service Enterprise Group, Inc.        $   225,792
       4,299      Sempra Energy Co.                                228,449
                                                               -----------
                                                               $   454,241
                                                               -----------
                  Total Utilities                              $ 1,279,680
--------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS
                  (Cost $20,194,704)                           $22,170,818
--------------------------------------------------------------------------------
                  EXCHANGE TRADED FUND -- 0.4%
                  MATERIALS -- 0.4%
                  Precious Metals & Minerals -- 0.4%
       2,000      Market Vectors Gold Miners (b)               $   102,214
--------------------------------------------------------------------------------
                  TOTAL EXCHANGE TRADED FUND
                  (Cost $73,057)                               $   102,214
--------------------------------------------------------------------------------
    Principal
    Amount $
--------------------------------------------------------------------------------
                  TEMPORARY CASH INVESTMENTS -- 6.0%
                  Securities Lending Collateral -- 6.0% (c)
                  Certificates of Deposit:
      40,060      Bank of Nova Scotia, 0.19%, 2/17/10          $    40,060
      40,060      DnB NOR Bank ASA NY, 0.2%, 2/17/10                40,060
      32,049      Nordea NY, 0.21%, 12/22/09                        32,049
      43,702      Rabobank Nederland NY, 0.24%, 12/11/09            43,702
      43,702      Societe Generale, 0.27%, 12/4/09                  43,702
      43,702      Toronto Dominion, 0.23%, 12/16/09                 43,702
      11,097      BNP Paribas, 0.78%, 6/4/10                        11,097
      25,892      Wachovia Bank NA, 1.17%, 5/14/10                  25,892
                                                               -----------
                                                               $   280,264
--------------------------------------------------------------------------------
                  Commercial Paper:
      29,111      BBVA London, 0.28%, 3/18/10                  $    29,111
      36,413      BCS FUN, 0.20%, 12/29/09                          36,413
      43,693      CBA Financial, 0.27%, 12/29/09                    43,693
      36,414      GE, 0.17%, 12/28/09                               36,414
      43,697      HND AF, 0.30%, 12/15/09                           43,697
      36,418      HSBC, 0.24%, 12/2/09                              36,418
       7,284      HSBC, 0.24%, 12/3/09                               7,284
      65,550      NABPP, 0.29%, 12/7/09                             65,550
      28,379      PARFIN, 0.25%, 4/19/10                            28,379
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

20    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

--------------------------------------------------------------------------------
    Principal
    Amount $                                                         Value
--------------------------------------------------------------------------------
                 Commercial Paper -- (continued)
     43,700      Cafco, 0.20%, 12/9/09                         $    43,700
     16,023      Char FD, 0.17%, 12/11/09                           16,023
     21,850      Char FD, 0.17%, 12/14/09                           21,850
     21,850      Ciesco, 0.25%, 12/7/09                             21,850
     18,201      Ciesco, 0.20%, 2/18/10                             18,201
     54,042      Fasco, 0.17%, 12/14/09                             54,042
     36,418      Old LLC, 0.15%, 12/7/09                            36,418
     36,416      Ranger, 0.24%, 12/11/09                            36,416
     12,378      SRCPP, 0.19%, 2/3/10                               12,378
     25,483      SRCPP, 0.19%, 2/10/10                              25,483
     21,404      TB LLC, 0.20%, 12/10/09                            21,404
     14,567      TB LLC, 0.15%, 12/7/09                             14,567
     41,576      Bank of America, 0.87%, 5/12/10                    41,576
      7,285      BBVA Senior US, 0.35%, 3/12/10                      7,285
     36,433      Santander, 0.33%, 7/23/10                          36,433
     14,580      WFC, 0.49%, 8/20/10                                14,580
                                                               -----------
                                                               $   749,165
--------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
    174,814      Deutsche Bank, 0.16%, 12/1/09                 $   174,814
     43,702      JPMorgan, 0.15%, 12/1/09                           43,702
     67,185      Barclays Capital Markets, 0.14%, 12/1/09           67,185
                                                               -----------
                                                               $   285,701
--------------------------------------------------------------------------------
     Shares
--------------------------------------------------------------------------------
                 Money Market Mutual Funds:
     29,135      Dreyfus Preferred Money Market Fund           $    29,135
     29,135      Fidelity Prime Money Market Fund                   29,135
                                                               -----------
                                                               $    58,270
                                                               -----------
                 Total Securities Lending Collateral           $ 1,373,400
--------------------------------------------------------------------------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $1,373,400)                             $ 1,373,400
--------------------------------------------------------------------------------
                 TOTAL INVESTMENT IN SECURITIES -- 103.6%
                 (Cost $21,641,161) (a)                        $23,646,432
--------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- (3.6)%        $  (826,068)
--------------------------------------------------------------------------------
                 TOTAL NET ASSETS -- 100.0%                    $22,820,364
--------------------------------------------------------------------------------

*   Non-income producing security.

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     21

(a) At November 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $21,996,126 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $2,744,022
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (1,093,716)
                                                                                   ----------
       Net unrealized gain                                                         $1,650,306
                                                                                   ==========

(b)   At November 30, 2009, the following securities were out on loan:



    Shares       Security                                 Value
      3,000    City National Corp.                      $  118,380
      4,200    Columbia Banking System, Inc.*               61,614
     11,000    First Horizon National Corp.*               149,050
      9,200    Hibbett Sporting Goods, Inc.*               173,972
      6,000    Inverness Medical Innovations, Inc.*        252,300
      1,900    Market Vectors Gold Miners                   97,103
     33,400    Micron Technology, Inc.*                    251,168
     20,000    National Penn Bancshares, Inc.              110,400
      7,800    True Religion Apparel, Inc.*                143,832
     -------------------------------------------------------------
               Total                                    $1,357,819
     =============================================================

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
      Branch.


Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2009 aggregated $22,774,150 and $26,941,836, respectively.


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

  The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets:



-----------------------------------------------------------------------------------------
                                 Level 1          Level 2        Level 3      Total
-----------------------------------------------------------------------------------------
 Common Stocks                  $22,170,818      $       --         $--      $22,170,818
 Exchange traded fund               102,214              --          --          102,214
 Temporary cash investments              --       1,315,130          --        1,315,130
 Money market mutual funds           58,270              --          --           58,270
-----------------------------------------------------------------------------------------
 Total                          $22,331,302      $1,315,130         $--      $23,646,432
=========================================================================================


The accompanying notes are an integral part of these financial statements.

22    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

Statement of Assets and Liabilities | 11/30/09

ASSETS:
  Investment in securities, at value (including securities loaned of
   $1,357,819, cost $21,641,161)                                        $23,646,432
  Cash                                                                      549,849
  Receivables --
   Fund shares sold                                                           2,532
   Dividends                                                                 27,289
   Due from Pioneer Investment Management, Inc.                               7,508
  Other                                                                      30,184
-----------------------------------------------------------------------------------
     Total assets                                                       $24,263,794
-----------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                              $    10,806
   Upon return of securities loaned                                       1,373,400
  Due to affiliates                                                          12,380
  Accrued expenses                                                           46,844
-----------------------------------------------------------------------------------
     Total liabilities                                                  $ 1,443,430
-----------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $35,665,358
  Undistributed net investment income                                         6,729
  Accumulated net realized loss on investments                          (14,856,994)
  Net unrealized gain on investments                                      2,005,271
-----------------------------------------------------------------------------------
     Total net assets                                                   $22,820,364
-----------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $13,583,038/1,518,341 shares)                       $      8.95
  Class B (based on $3,209,231/372,034 shares)                          $      8.63
  Class C (based on $6,028,095/697,636 shares)                          $      8.64
MAXIMUM OFFERING PRICE:
  Class A ($8.95 [divided by] 94.25% )                                  $      9.50
===================================================================================


The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     23

Statement of Operations

For the Year Ended 11/30/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $188)           $    299,319
  Interest                                                          24,749
  Income from securities loaned, net                                25,822
---------------------------------------------------------------------------------------------
     Total investment income                                                     $    349,890
---------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $    160,853
  Transfer agent fees and expenses
   Class A                                                          57,995
   Class B                                                          16,628
   Class C                                                          25,824
  Distribution fees
   Class A                                                          30,693
   Class B                                                          32,211
   Class C                                                          59,487
  Shareholder communications expense                                24,205
  Administrative reimbursements                                     10,428
  Custodian fees                                                    13,021
  Registration fees                                                 46,560
  Professional fees                                                 50,680
  Printing expense                                                  24,611
  Fees and expenses of nonaffiliated trustees                        7,194
  Miscellaneous                                                      4,176
---------------------------------------------------------------------------------------------
     Total expenses                                                              $    564,566
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                   (213,861)
     Less fees paid indirectly                                                            (56)
---------------------------------------------------------------------------------------------
     Net expenses                                                                $    350,649
---------------------------------------------------------------------------------------------
       Net investment loss                                                       $       (759)
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
   Investments                                                $ (4,492,165)
   Other assets and liabilities denominated in foreign
     currencies                                                      2,124       $ (4,490,041)
---------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                   $ 10,241,420
---------------------------------------------------------------------------------------------
  Net gain on investments                                                        $  5,751,379
---------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                           $  5,750,620
=============================================================================================


The accompanying notes are an integral part of these financial statements.

24    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

Statements of Changes in Net Assets

For the Years Ended 11/30/09 and 11/30/08, respectively

---------------------------------------------------------------------------------------------------
                                                                   Year Ended         Year Ended
                                                                   11/30/09           11/30/08
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                                $      (759)       $    (64,356)
Net realized loss on investments and foreign currency
  transactions                                                      (4,490,041)         (7,631,265)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                             10,241,420         (18,228,079)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    $ 5,750,620        $(25,923,700)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $0.01 per share, respectively)               $        --        $    (12,008)
   Class B ($0.00 and $0.01 per share, respectively)                        --              (3,469)
   Class C ($0.00 and $0.01 per share, respectively)                        --              (6,568)
---------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $        --        $    (22,045)
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $ 3,692,660        $ 11,058,990
Reinvestment of distributions                                               --              17,796
Cost of shares repurchased                                          (8,138,769)        (45,203,005)
---------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                            $(4,446,109)       $(34,126,219)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           $ 1,304,511        $(60,071,964)
NET ASSETS:
Beginning of year                                                   21,515,853          81,587,817
---------------------------------------------------------------------------------------------------
End of year                                                        $22,820,364        $ 21,515,853
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                $     6,729        $      1,720
===================================================================================================


The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     25

---------------------------------------------------------------------------------------------------
                                   '09 Shares      '09 Amount        '08 Shares        '08 Amount
---------------------------------------------------------------------------------------------------
Class A
Shares sold                           328,417     $ 2,571,747             635,601     $  7,410,506
Reinvestment of distributions              --              --               1,851           11,448
Less shares repurchased              (554,216)     (4,152,781)         (2,667,915)     (28,177,150)
---------------------------------------------------------------------------------------------------
   Net decrease                      (225,799)    $(1,581,034)         (2,030,463)    $(20,755,196)
===================================================================================================
Class B
Shares sold                            71,112     $   511,532              84,454     $    934,959
Reinvestment of distributions              --              --                 217            1,326
Less shares repurchased              (208,370)     (1,478,475)           (512,149)      (5,426,984)
---------------------------------------------------------------------------------------------------
   Net decrease                      (137,258)    $  (966,943)           (427,478)    $ (4,490,699)
===================================================================================================
Class C
Shares sold                            85,287     $   609,381             239,831     $  2,713,525
Reinvestment of distributions              --              --                 810            5,022
Less shares repurchased              (348,144)     (2,507,513)         (1,009,408)     (11,598,871)
---------------------------------------------------------------------------------------------------
   Net decrease                      (262,857)    $(1,898,132)           (768,767)    $ (8,880,324)
===================================================================================================


The accompanying notes are an integral part of these financial statements.

26    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       12/1/04 (a)
                                                              Year Ended    Year Ended     Year Ended    Year Ended    to
                                                              11/30/09      11/30/08       11/30/07      11/30/06      11/30/05
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                           $  6.78       $ 12.59       $ 12.51       $ 10.95       $  10.00
Net increase (decrease) from investment operations:
 Net investment income (loss)                                  $  0.03(c)    $  0.04       $ (0.02)      $  0.05       $   0.05
 Net realized and unrealized gain (loss) on investments           2.14         (5.84)         1.32          2.14           0.90
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations           $  2.17       $ (5.80)      $  1.30       $  2.19       $   0.95
Distribution to shareowners
 Net investment income                                              --            --            --         (0.09)             --
 Net realized gain                                                  --         (0.01)        (1.22)        (0.54)             --
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                    $  2.17       $ (5.81)      $  0.08       $  1.56       $   0.95
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  8.95       $  6.78       $ 12.59       $ 12.51       $  10.95
====================================================================================================================================
Total return*                                                    32.01%       (46.09)%       10.73%        20.26%          9.50%(b)
Ratio of net expenses to average net assets+                      1.25%         1.26%
Ratio of net investment income (loss) to                                                      1.26%         1.25%          1.25%**
  average net assets+                                             0.37%         0.24%        (0.19)%        0.48%          0.65%**
Portfolio turnover rate                                            110%           96%           94%           64%             8%(b)
Net assets, end of period (in thousands)                       $13,583       $11,817
Ratios with no waiver of fees by PIM and no                                                $21,996
 reduction for fees paid indirectly:                           $47,515       $25,549
 Net expenses                                                     2.31%         1.69%         1.38%         1.58%          1.78%**
 Net investment income (loss)                                    (0.69)%       (0.19)%
Ratios with waiver of fees by PIM and reduction                                              0.12%**
 for fees paid indirectly:                                       (0.31)%        0.15%
 Net expenses                                                     1.25%         1.25%         1.25%         1.25%          1.25%**
 Net investment income (loss)                                     0.37%         0.25%        (0.18)%        0.48%          0.65%**
====================================================================================================================================


(a) Class A shares were first publicly offered on December 1, 2004.

(b) Not annualized.

(c) The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     27

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12/1/04 (a)
                                                           Year Ended    Year Ended       Year Ended    Year Ended    to
                                                           11/30/09      11/30/08         11/30/07      11/30/06      11/30/05
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                         $  6.59      $   12.36         $ 12.41       $ 10.88       $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                         $ (0.04)     $   (0.09)        $ (0.10)      $ (0.04)      $ (0.01)
 Net realized and unrealized gain (loss) on investments         2.08          (5.67)           1.27          2.11          0.89
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  2.04      $   (5.76)        $  1.17       $  2.07       $  0.88
Distribution to shareowners
 Net realized gain                                                --          (0.01)          (1.22)        (0.54)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  2.04      $   (5.77)        $ (0.05)      $  1.53       $  0.88
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  8.63      $    6.59         $ 12.36       $ 12.41       $ 10.88
====================================================================================================================================
Total return*                                                  30.96%        (46.62)%          9.77%        19.15%         8.80%(b)
Ratio of net expenses to average net assets+                    2.15%          2.16%           2.16%         2.09%         2.04%**
Ratio of net investment loss to average net assets+            (0.49)%        (0.64)%         (1.09)%       (0.37)%       (0.12)%**
Portfolio turnover rate                                          110%            96%             94%           64%            8%(b)
Net assets, end of period (in thousands)                     $ 3,209      $   3,357         $11,575       $ 5,813       $ 4,483
Ratios with no waiver of fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                   3.10%          2.54%           2.19%         2.41%         2.53%**
 Net investment loss                                           (1.44)%        (1.02)%         (1.12)%       (0.69)%       (0.61)%**
Ratios with waiver of fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                   2.15%          2.15%           2.15%         2.08%         2.04%**
 Net investment loss                                           (0.49)%        (0.63)%         (1.08)%       (0.36)%       (0.12)%**
====================================================================================================================================

(a) Class B shares were first publicly offered on December 1, 2004.

(b) Not annualized.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     12/1/04 (a)
                                                          Year Ended    Year Ended       Year Ended    Year Ended    to
                                                          11/30/09      11/30/08         11/30/07      11/30/06      11/30/05
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $  6.60      $   12.37         $ 12.42       $ 10.87       $ 10.00
Net increase (decrease) from investment operations:
 Net investment loss                                       $ (0.04)     $   (0.10)        $ (0.11)      $ (0.03)      $ (0.01)
 Net realized and unrealized gain (loss) on investments       2.08          (5.66)           1.28          2.12          0.88
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  2.04      $   (5.76)        $  1.17       $  2.09       $  0.87
Distribution to shareowners
 Net realized gain                                              --          (0.01)          (1.22)        (0.54)           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  2.04      $   (5.77)        $ (0.05)      $  1.55       $  0.87
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  8.64      $    6.60         $ 12.37       $ 12.42       $ 10.87
====================================================================================================================================
Total return*                                                30.91%        (46.59)%          9.77%        19.36%         8.70%(b)
Ratio of net expenses to average net assets+                  2.15%          2.16%           2.13%         2.03%         2.01%**
Ratio of net investment loss to average net assets+          (0.51)%        (0.65)%         (1.02)%       (0.30)%       (0.11)%**
Portfolio turnover rate                                        110%            96%             94%           64%            8%(b)
Net assets, end of period (in thousands)                   $ 6,028      $   6,342         $22,498       $16,880       $15,027
Ratios with no waiver of fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                 3.03%          2.45%           2.15%         2.35%         2.53%**
 Net investment loss                                         (1.39)%        (0.94)%         (1.04)%       (0.62)%       (0.63)%**
Ratios with waiver of fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                 2.15%          2.15%           2.12%         2.02%         2.01%**
 Net investment loss                                         (0.51)%        (0.64)%         (1.01)%       (0.29)%       (0.11)%**
====================================================================================================================================

(a) Class C shares were first publicly offered on December 1, 2004.

(b) Not annualized.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     29

Notes to Financial Statements | 11/30/09

1. Organization and Significant Accounting Policies

Pioneer Equity Opportunity Fund (the Fund), is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004.

The Fund offers three classes of shares designated as Class A, Class B and Class C, shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. In addition, the Fund may invest in real estate investment trust ("REIT") securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.


30    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are fair valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are fair valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At November 30, 2009, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     31
   data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax returns for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At November 30, 2009, the Fund had a net capital loss carryforward of $14,495,300, of which the following amounts will expire between 2016 and 2017 if not utilized: $6,358,336 in 2016 and $8,136,964 in 2017.

   At November 30, 2009, the Fund has reclassified $5,768 to increase undistributed net investment income, $2,950 to decrease accumulated net realized loss on investments and $8,718 to decrease paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   There were no distributions paid during the year ended November 30, 2009.

   The tax character of distributions paid during the year ended November 30, 2008 was as follows:

--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Long-term capital gain                                                $22,045
--------------------------------------------------------------------------------
    Total                                                                $22,045
================================================================================


32    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2009:

--------------------------------------------------------------------------------
                                                                           2009
--------------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                       $(14,495,300)
   Unrealized appreciation                                            1,650,306
--------------------------------------------------------------------------------
    Total                                                          $(12,844,994)
================================================================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of partnerships and REIT holdings.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. ("PFD"), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $1,830 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2009.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C and shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B and Class C shares can reflect different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     33
   account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of lender the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the year ended November 30, 2009, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2012 for Class A shares and through April 1, 2011 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.


34    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,235 in management fees, administrative costs and certain other reimbursements payable to PIM at November 30, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relation contracts. For the year ended November 30, 2009, out-of-pocket expenses were as follows:


--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                 $14,044
 Class B                                                                   3,161
 Class C                                                                   7,000
--------------------------------------------------------------------------------
  Total                                                                  $24,205
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $10,109 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at November 30, 2009.


4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,036 in distribution fees payable to PFD at November 30, 2009.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009).


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     35

Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2009, CDSCs in the amount of $9,859 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2009, the Fund's expenses were reduced by $56 under such arrangements.


Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through January 26, 2010, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


36    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Equity Opportunity Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, of Pioneer Equity Opportunity Fund (the "Fund"), including the schedule of investments as of November 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Opportunity Fund at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                             /s/ Ernst & Young LLP


Boston, Massachusetts
January 26, 2010

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     37

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.


Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


38    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.


Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2009 and in the second quintile of its Morningstar category for the three year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.)

The Trustees concluded that the investment performance of the Fund was satisfactory.


Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the second quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $1 billion.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     39

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.


Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.

The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.


Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's


40    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09
fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds.

The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.


Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     41

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 62 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 47 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


42    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
                     Position Held   Length of Service and                                                      Other Directorships
 Name and Age        with the Fund   Term of Office              Principal Occupation During Past Five Years    Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr.   Chairman of     Trustee since 2004.         Deputy Chairman and director of Pioneer        None
(83)*                the Board,      Serves until a successor    Global Asset Management S.p.A. ("PGAM");
                     Trustee and     trustee is elected or       Non-Executive Chairman and a director of
                     President       earlier retirement or       Pioneer Investment Management USA Inc.
                                     removal.                    ("PIM-USA"); Chairman and a director of
                                                                 Pioneer; Chairman and Director of Pioneer
                                                                 Institutional Asset Management, Inc.
                                                                 (since 2006); Director of Pioneer
                                                                 Alternative Investment Management Limited
                                                                 (Dublin); President and a director of
                                                                 Pioneer Alternative Investment Management
                                                                 (Bermuda) Limited and affiliated
                                                                 funds; Director of PIOGLOBAL Real Estate
                                                                 Investment Fund (Russia) (until June
                                                                 2006); Director of Nano-C, Inc. (since
                                                                 2003); Director of Cole Management Inc.
                                                                 (since 2004); Director of Fiduciary
                                                                 Counseling, Inc.; President and Director
                                                                 of Pioneer Funds Distributor, Inc. ("PFD")
                                                                 (until May 2006); President of all of the
                                                                 Pioneer Funds; and Of Counsel, Wilmer
                                                                 Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Director, CEO and President of Pioneer         None
Daniel K. Kingsbury  Trustee and     Trustee since 2007.         Investment Management USA Inc. (since
(51)*                Executive       Serves until a successor    February 2007); Director and President of
                     Vice President  trustee is elected or       Pioneer Investment Management, Inc. and
                                     earlier retirement or       Pioneer Institutional Asset Management,
                                     removal.                    Inc. (since February 2007); Executive Vice
                                                                 President of all of the Pioneer Funds
                                                                 (since March 2007); Director of Pioneer
                                                                 Global Asset Management S.p.A. (since
                                                                 April 2007); and Head of New Markets
                                                                 Division, Pioneer Global Asset Management
                                                                 S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     43

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
                     Position Held   Length of Service and                                                      Other Directorships
 Name and Age        with the Fund   Term of Office              Principal Occupation During Past Five Years    Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Trustee         Trustee since 2004.         Managing Partner, Federal City Capital         Director of
                                     Serves until a successor    Advisors (boutique merchant bank) (1997 to     Enterprise Com-
                                     trustee is elected or       2004 and 2008 to present); and Executive Vice  munity Investment,
                                     earlier retirement or       President and Chief Financial Officer,         Inc. (privately held
                                     removal.                    I-trax, Inc. (publicly traded health care      affordable housing
                                                                 services company) (2004 - 2007)                finance company);
                                                                                                                Director of New York
                                                                                                                Mortgage Trust
                                                                                                                (publicly traded
                                                                                                                mortgage REIT); and
                                                                                                                Director of Oxford
                                                                                                                Analytica, Inc.
                                                                                                                (privately held
                                                                                                                research and
                                                                                                                consulting company)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)    Trustee         Trustee since 2004.         President, Bush International, LLC             Director of Marriott
                                     Serves until a successor    (international financial advisory firm)        International,
                                     trustee is elected or                                                      Inc.; Director of
                                     earlier retirement or                                                      Discover Financial
                                     removal.                                                                   Services (credit
                                                                                                                card issuer and
                                                                                                                electronic payment
                                                                                                                services); Director
                                                                                                                of Briggs & Stratton
                                                                                                                Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company);
                                                                                                                Director of Mantech
                                                                                                                International
                                                                                                                Corporation
                                                                                                                (national security,
                                                                                                                defense, and intel-
                                                                                                                ligence technology
                                                                                                                firm); and Member,
                                                                                                                Board of Gov-
                                                                                                                ernors, Investment
                                                                                                                Company Institute
------------------------------------------------------------------------------------------------------------------------------------

44    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

------------------------------------------------------------------------------------------------------------------------------------
                     Position Held   Length of Service and                                                      Other Directorships
 Name and Age        with the Fund   Term of Office              Principal Occupation During Past Five Years    Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman Trustee         Trustee since 2008.         Professor, Harvard University                  None
(65)                                 Serves until a successor
                                     trustee is elected or
                                     earlier retirement or
                                     removal.
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W.        Trustee         Trustee since 2004.         Founding Director, Vice President and          None
Graham (62)                          Serves until a successor    Corporate Secretary, The Winthrop Group, Inc.
                                     trustee is elected or       (consulting firm); and Desautels Faculty of
                                     earlier retirement or       Management, McGill University
                                     removal.
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (59) Trustee         Trustee since 2006.         Chief Executive Officer, Quadriserv, Inc.      None
                                     Serves until a successor    (technology products for securities lending
                                     trustee is elected or       industry) (2008 - present); Private investor
                                     earlier retirement or       (2004 - 2008); and Senior Executive Vice
                                     removal.                    President, The Bank of New York (financial
                                                                 and securities services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret  Trustee         Trustee since 2004.         President and Chief Executive Officer,         Director of New
(61)                                 Serves until a successor    Newbury, Piret & Company, Inc. (investment     America High Income
                                     trustee is elected or       banking firm)                                  Fund, Inc.
                                     earlier retirement or                                                      (closed-end
                                     removal.                                                                   investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (81) Trustee         Trustee since 2004.         Senior Counsel, Sullivan & Cromwell LLP        Director, The Swiss
                                     Serves until a successor    (law firm)                                     Helvetia Fund, Inc.
                                     trustee is elected or                                                      (closed-end
                                     earlier retirement or                                                      investment company)
                                     removal.
------------------------------------------------------------------------------------------------------------------------------------

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     45

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
                     Position Held   Length of Service and                                                      Other Directorships
 Name and Age        with the Fund   Term of Office              Principal Occupation During Past Five Years    Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa  Secretary       Since 2004. Serves at       Secretary of PIM-USA; Senior Vice President -  None
(61)                                 the discretion of the       Legal of Pioneer; Secretary/Clerk of most of
                                     Board.                      PIM-USA's subsidiaries; and Secretary of all
                                                                 of the Pioneer Funds since September 2003
                                                                 (Assistant Secretary from November 2000 to
                                                                 September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J.       Assistant       Since 2004. Serves at       Associate General Counsel of Pioneer since     None
Kelley (44)          Secretary       the discretion of the       January 2008; Assistant Secretary of all of
                                     Board.                      the Pioneer Funds since September 2003; and
                                                                 Vice President and Senior Counsel of Pioneer
                                                                 from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (50) Treasurer       Since 2008. Serves at       Vice President - Fund Accounting,
                                     the discretion of the       Administration and Controller- ship Services
                                     Board.                      of Pioneer; and Treasurer of all of the
                                                                 Pioneer Funds since March 2008; Deputy
                                                                 Treasurer of Pioneer from March 2004 to
                                                                 February 2008; Assistant Treasurer of all of
                                                                 the Pioneer Funds from March 2004 to February
                                                                 2008; and Treasurer and Senior Vice
                                                                 President, CDC IXIS Asset Management
                                                                 Services, from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti     Assistant       Since 2004. Serves at       Assistant Vice President - Fund Accounting,    None
(44)                 Treasurer       the discretion of the       Administration and Controllership Services of
                                     Board.                      Pioneer; and Assistant Treasurer of all of
                                                                 the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)   Assistant       Since 2004. Serves at       Fund Accounting Manager - Fund Accounting,     None
                     Treasurer       the discretion of the       Administration and Controllership Services of
                                     Board.                      Pioneer; and Assistant Treasurer of all of
                                                                 the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson     Assistant       Since 2009. Serves at       Fund Administration Manager - Fund             None
(30)                 Treasurer       the discretion of the       Accounting, Administration and Controllership
                                     Board.                      Services since November 2008; Assistant
                                                                 Treasurer of all of the Pioneer Funds since
                                                                 January 2009; and Client Service Manager -
                                                                 Institutional Investor Services at State
                                                                 Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------

46    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

------------------------------------------------------------------------------------------------------------------------------------
                     Position Held   Length of Service and                                                      Other Directorships
 Name and Age        with the Fund   Term of Office              Principal Occupation During Past Five Years    Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm    Chief           Since 2007. Serves at       Chief Compliance Officer of Pioneer since      None
(50)                 Compliance      the discretion of the       December 2006 and of all the Pioneer Funds
                     Officer         Board.                      since January 2007; Vice President and
                                                                 Compliance Officer, MFS Investment Management
                                                                 (August 2005 to December 2006); Consultant,
                                                                 Fidelity Investments (February 2005 to July
                                                                 2005); and Independent Consultant (July 1997
                                                                 to February 2005)
------------------------------------------------------------------------------------------------------------------------------------



               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     47

                           This page for your notes.

48    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

                           This page for your notes.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     49

                           This page for your notes.

50    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

                           This page for your notes.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/09     51

                           This page for your notes.

52    Pioneer Equity Opportunity Fund | Annual Report | 11/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately
$30,200 in 2009 and $29,900 2008.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended
November 30, 2009 and 2008.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $8,290 for 2009 and 2008, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services
provided to the Fund during the fiscal years ended
November 30, 2009 and 2008.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately
$8.290 in 2009 and $8,290 in 2008.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 29, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 29, 2010

* Print the name and title of each signing officer under his or her signature.